CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Revenues	$ 10,927	$ 9,025	$ 29,781	$ 32,533	$ 47,698	$ 68,170
Cost of goods sold	5,931	4,865	17,799	17,136	21,003	29,934
Gross profit	4,996	4,160	11,982	15,397	26,695	38,236
Operating expenses:
Salaries, benefits and payroll taxes	1,316	1,164	3,611	3,991	5,055	5,088
Depreciation and amortization	102	107	283	276	388	160
Selling, general and administrative	1,044	1,044	2,970	3,591	4,669	7,222
Total operating expenses	2,462	2,315	6,864	7,858	10,112	12,470
Operating income	2,534	1,845	5,118	7,539	16,583	25,766
Other (expenses) income:
Preferred stock interest expense	(1,813)	(1,256)	(4,936)	(3,690)	(5,078)	(5,601)
Other interest expense	(845)	(575)	(2,517)	(1,624)	(2,748)	(2,231)
Other income	33	18	222	369	362	370
Total other expenses, net	(2,625)	(1,813)	(7,231)	(4,945)	(7,464)	(7,462)
Loss on extinguishment of debt						(1,230)
(Loss) income before income tax expense (benefit)	(91)	32	(2,113)	2,594	9,119	17,074
Income tax expense (benefit)	5	(1,764)	(51)	(131)	4,129	9,518
Net (loss) income	$ (96)	$ 1,796	$ (2,062)	$ 2,725	$ 4,990	$ 7,556
Net (loss) income per common share:
Basic	$ 0.00	$ 0.08	$ (0.09)	$ 0.12	$ 0.23	$ 0.34
Diluted	$ 0.00	$ 0.07	$ (0.09)	$ 0.10	$ 0.19	$ 0.29
Weighted-average number of common shares:
Basic	22,189,000	22,112,261	22,189,000	22,112,261	22,114,400	22,039,600
Diluted	22,189,000	26,387,535	22,189,000	26,387,535	26,400,000	26,243,800